Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time charter revenues	$ 145,321	$ 144,952	$ 143,531
Other revenue	115	1,609	0
Accrual historical boil-off claim			0
Total revenues	145,436	146,561	143,531
Operating expenses	(40,731)	(33,111)	(33,701)
Construction contract expenses	0	0	(151)
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Less: Non-controlling interest in Segment EBITDA			0
Segment EBITDA	0	0	0
Add: Non-controlling interest in Segment EBITDA			0
Depreciation, amortization and impairment	(21,477)	(21,146)	(21,054)
Operating income (loss)	89,306	110,242	93,764
Gain (loss) on debt extinguishment	1,030	0	0
Gain (loss) on derivative instruments	0	4,681	2,463
Other financial income (expense), net	(30,320)	(28,996)	(33,159)
Income (loss) before tax	60,016	85,927	63,068
Income tax benefit (expense)	(7,275)	(8,305)	(3,878)
Net income (loss)	52,741	77,622	59,190
Preferred unitholders' interest in net income	13,850	12,303	2,480
Non-controlling interest in net income	0	0	10,408
Limited partners' interest in net income (loss)	38,891	65,319	46,302
Vessels, net of accumulated depreciation	640,431	658,311
Net investment in financing lease	278,904	283,073
Goodwill	251	251	251
Advances to joint ventures	3,831	3,536
Total assets	1,012,800	1,023,040
Accumulated earnings of joint ventures	3,270	0
Accumulated losses of joint ventures	0	(2,808)
Expenditures for vessels & equipment	211	257
Expenditures for drydocking	3,107	0
Impairment/retirement of equipment	0
Principal repayment direct financing lease	4,168	3,814
Amortization of above market contract	3,631	3,631	3,631
Majority Held FSRUs
Time charter revenues	145,321	144,952	143,531
Other revenue	115	1,609
Accrual historical boil-off claim			0
Total revenues	145,436	146,561	143,531
Operating expenses	(34,266)	(27,294)	(27,612)
Construction contract expenses			(151)
Equity in earnings (losses) of joint ventures	0	0	0
Less: Non-controlling interest in Segment EBITDA			(19,210)
Segment EBITDA	111,170	119,267	96,558
Add: Non-controlling interest in Segment EBITDA			19,210
Depreciation, amortization and impairment	(21,477)	(21,146)	(21,054)
Operating income (loss)	89,693	98,121	94,714
Gain (loss) on debt extinguishment	1,030
Gain (loss) on derivative instruments	0	4,681	2,463
Other financial income (expense), net	(12,511)	(26,381)	(29,656)
Income (loss) before tax	78,212	76,421	67,521
Income tax benefit (expense)	(7,278)	(8,253)	(3,893)
Net income (loss)	70,934	68,168	63,628
Preferred unitholders' interest in net income	0	0	0
Non-controlling interest in net income			10,408
Limited partners' interest in net income (loss)	70,934	68,168	53,220
Vessels, net of accumulated depreciation	640,431	658,311
Net investment in financing lease	278,904	283,073
Goodwill	251	251
Advances to joint ventures	0	0
Total assets	996,201	1,007,202
Accumulated earnings of joint ventures	0
Accumulated losses of joint ventures		0
Expenditures for vessels & equipment	211	257
Expenditures for drydocking	3,107	0
Impairment/retirement of equipment	0
Principal repayment direct financing lease	4,168	3,814
Amortization of above market contract	3,631	3,631
Joint Venture FSRUs
Time charter revenues	42,433	43,169	42,165
Other revenue	0	0
Accrual historical boil-off claim			(11,850)
Total revenues	42,433	43,169	30,315
Operating expenses	(9,044)	(10,932)	(8,628)
Construction contract expenses			0
Equity in earnings (losses) of joint ventures	0	0	0
Less: Non-controlling interest in Segment EBITDA			0
Segment EBITDA	33,389	32,237	21,687
Add: Non-controlling interest in Segment EBITDA			0
Depreciation, amortization and impairment	(10,030)	(9,725)	(9,815)
Operating income (loss)	23,359	22,512	11,872
Gain (loss) on debt extinguishment	0
Gain (loss) on derivative instruments	(5,209)	8,496	7,194
Other financial income (expense), net	(12,072)	(13,070)	(13,927)
Income (loss) before tax	6,078	17,938	5,139
Income tax benefit (expense)	0	0	0
Net income (loss)	6,078	17,938	5,139
Preferred unitholders' interest in net income	0	0	0
Non-controlling interest in net income			0
Limited partners' interest in net income (loss)	6,078	17,938	5,139
Vessels, net of accumulated depreciation	252,789	261,614
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	0	0
Total assets	284,174	286,283
Accumulated earnings of joint ventures	0
Accumulated losses of joint ventures		0
Expenditures for vessels & equipment	195	3,305
Expenditures for drydocking	913	2,490
Impairment/retirement of equipment	(75)
Principal repayment direct financing lease	0	0
Amortization of above market contract	0	0
Other
Time charter revenues	0	0	0
Other revenue	0	0
Accrual historical boil-off claim			0
Total revenues	0	0	0
Operating expenses	(6,465)	(5,817)	(6,089)
Construction contract expenses			0
Equity in earnings (losses) of joint ventures	0	0	0
Less: Non-controlling interest in Segment EBITDA			0
Segment EBITDA	(6,465)	(5,817)	(6,089)
Add: Non-controlling interest in Segment EBITDA			0
Depreciation, amortization and impairment	0	0	0
Operating income (loss)	(6,465)	(5,817)	(6,089)
Gain (loss) on debt extinguishment	0
Gain (loss) on derivative instruments	0	0	0
Other financial income (expense), net	(17,809)	(2,615)	(3,503)
Income (loss) before tax	(24,274)	(8,432)	(9,592)
Income tax benefit (expense)	3	(52)	15
Net income (loss)	(24,271)	(8,484)	(9,577)
Preferred unitholders' interest in net income	0	0	0
Non-controlling interest in net income			0
Limited partners' interest in net income (loss)	(24,271)	(8,484)	(9,577)
Vessels, net of accumulated depreciation	0	0
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	3,831	3,536
Total assets	16,599	15,838
Accumulated earnings of joint ventures	50
Accumulated losses of joint ventures		50
Expenditures for vessels & equipment	0	0
Expenditures for drydocking	0	0
Impairment/retirement of equipment	0
Principal repayment direct financing lease	0	0
Amortization of above market contract	0	0
Total Segment reporting
Time charter revenues	187,754	188,121	185,696
Other revenue	115	1,609
Accrual historical boil-off claim			(11,850)
Total revenues	187,869	189,730	173,846
Operating expenses	(49,775)	(44,043)	(42,329)
Construction contract expenses			(151)
Equity in earnings (losses) of joint ventures	0	0	0
Less: Non-controlling interest in Segment EBITDA			(19,210)
Segment EBITDA	138,094	145,687	112,156
Add: Non-controlling interest in Segment EBITDA			19,210
Depreciation, amortization and impairment	(31,507)	(30,871)	(30,869)
Operating income (loss)	106,587	114,816	100,497
Gain (loss) on debt extinguishment	1,030
Gain (loss) on derivative instruments	(5,209)	13,177	9,657
Other financial income (expense), net	(42,392)	(42,066)	(47,086)
Income (loss) before tax	60,016	85,927	63,068
Income tax benefit (expense)	(7,275)	(8,305)	(3,878)
Net income (loss)	52,741	77,622	59,190
Preferred unitholders' interest in net income	0	0	0
Non-controlling interest in net income			10,408
Limited partners' interest in net income (loss)	52,741	77,622	48,782
Vessels, net of accumulated depreciation	893,220	919,925
Net investment in financing lease	278,904	283,073
Goodwill	251	251
Advances to joint ventures	3,831	3,536
Total assets	1,296,974	1,309,323
Accumulated earnings of joint ventures	50
Accumulated losses of joint ventures		50
Expenditures for vessels & equipment	406	3,562
Expenditures for drydocking	4,020	2,490
Impairment/retirement of equipment	(75)
Principal repayment direct financing lease	4,168	3,814
Amortization of above market contract	3,631	3,631
Eliminations
Time charter revenues	(42,433)	(43,169)	(42,165)
Other revenue	0	0
Accrual historical boil-off claim			11,850
Total revenues	(42,433)	(43,169)	0
Operating expenses	9,044	10,932	8,628
Construction contract expenses			0
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Less: Non-controlling interest in Segment EBITDA			19,210
Segment EBITDA	0	0	0
Add: Non-controlling interest in Segment EBITDA			(19,210)
Depreciation, amortization and impairment	10,030	9,725	9,815
Operating income (loss)	0	0	0
Gain (loss) on debt extinguishment	0
Gain (loss) on derivative instruments	5,209	(8,496)	(7,194)
Other financial income (expense), net	12,072	13,070	13,927
Income (loss) before tax	0	0	0
Income tax benefit (expense)	0	0	0
Net income (loss)	0	0	0
Preferred unitholders' interest in net income	13,850	12,303	2,480
Non-controlling interest in net income			0
Limited partners' interest in net income (loss)	(13,850)	(12,303)	$ (2,480)
Vessels, net of accumulated depreciation	(252,789)	(261,614)
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	0	0
Total assets	(284,174)	(286,283)
Accumulated earnings of joint ventures	3,220
Accumulated losses of joint ventures		(2,858)
Expenditures for vessels & equipment	(195)	(3,305)
Expenditures for drydocking	(913)	(2,490)
Impairment/retirement of equipment	75
Principal repayment direct financing lease	0	0
Amortization of above market contract	$ 0	$ 0